GMO Alternative Allocation Fund Expense Example - GMO Alternative Allocation Fund	Feb. 28, 2025 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 219
Expense Example, with Redemption, 3 Years	736
Expense Example, with Redemption, 5 Years	1,279
Expense Example, with Redemption, 10 Years	2,764
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	212
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	1,244
Expense Example, with Redemption, 10 Years	2,694
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	208
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,654
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	206
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	1,214
Expense Example, with Redemption, 10 Years	2,634
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	819
Expense Example, with Redemption, 5 Years	1,412
Expense Example, with Redemption, 10 Years	3,017
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	219
Expense Example, with Redemption, 3 Years	736
Expense Example, with Redemption, 5 Years	1,279
Expense Example, with Redemption, 10 Years	2,764
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	777
Expense Example, with Redemption, 5 Years	1,349
Expense Example, with Redemption, 10 Years	$ 2,902